Property, Plant and Equipment (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Building [Member] USD ($)	Dec. 31, 2013 Building [Member] CNY	Dec. 31, 2012 Building [Member] CNY	Dec. 31, 2013 Plant and Equipment [Member] USD ($)	Dec. 31, 2013 Plant and Equipment [Member] CNY	Dec. 31, 2012 Plant and Equipment [Member] CNY	Dec. 31, 2013 Computer Equipment [Member] USD ($)	Dec. 31, 2013 Computer Equipment [Member] CNY	Dec. 31, 2012 Computer Equipment [Member] CNY	Dec. 31, 2013 Furniture and Fixtures [Member] USD ($)	Dec. 31, 2013 Furniture and Fixtures [Member] CNY	Dec. 31, 2012 Furniture and Fixtures [Member] CNY	Dec. 31, 2013 Vehicles [Member] USD ($)	Dec. 31, 2013 Vehicles [Member] CNY	Dec. 31, 2012 Vehicles [Member] CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 140,991	853,519	512,975	$ 16,688	101,027	46,280	$ 121,551	735,831	453,518	$ 391	2,367	2,056	$ 2,015	12,201	9,027	$ 346	2,093	2,094
Less: accumulated depreciation	(54,304)	(328,742)	(279,640)
Property, plant and equipment, net	$ 86,687	524,777	233,335